PlanRock Alternative Growth ETF

PRAE

PlanRock Market Neutral Income ETF

PRMN

PlanRock Growth Rotation ETF

PRER

PlanRock Income Rotation ETF

PRIR

Each a series of Northern Lights Fund Trust III

Supplement dated January 22, 2024

to the Prospectus and Statement of Additional Information (the “SAI”)
of the Funds, each dated December 11, 2023

This Supplement provides new and additional information beyond that contained in Prospectus and SAI and should be read in conjunction with the Prospectus and SAI. This Supplement supersedes any information to the contrary in the Prospectus and SAI.

Effective immediately, PlanRock Investment Management, LLC is located at 7105 Peach Court, Suite 106, Brentwood, TN 37027.

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You should read this Supplement in conjunction with the Funds’ Prospectus and SAI, each dated December 11, 2023. This Supplement provides information that you should know about the Funds before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request and without charge by calling the Funds toll-free at 1-800-677-6025.

Please retain this Supplement for future reference.